Client deposits	12 Months Ended
Dec. 31, 2019
Client deposits [Abstract]
Client deposits

17.   Client deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2019	2018	2017

Classification:
Financial liabilities at amortized cost	336,514,597	304,197,800	276,042,141
Total	336,514,597	304,197,800	276,042,141

Type:
Demand deposits
Current accounts (1)	28,231,479	18,853,519	17,559,985
Savings accounts	49,039,857	46,068,346	40,572,369
Time deposits	200,739,544	190,982,541	146,817,650
Repurchase agreements	58,503,717	48,293,394	71,092,137
Of which:
Backed operations with Private Securities (2)	9,506,255	6,977,766	33,902,890
Backed operations with Government Securities	48,997,462	41,315,628	37,189,247
Total	336,514,597	304,197,800	276,042,141

(1) Non-interest bearing accounts.

(2) Refers primarily to repurchase agreements backed by own-issued debentures.

Note 44-d contains a detail of the residual maturity periods of financial liabilities at amortized cost.